Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2018
Supplement [Text Block]	ivyf1_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 2, 2018, May 11, 2018, May 21, 2018, July 6, 2018 and July 26, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy IG International Small Cap Fund and Ivy Apollo Multi-Asset Income Fund on pages 2, 17, 40, 53 and 57, respectively:

[2]
With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Corporate Bond Fund, Ivy Government Securities Fund and Ivy Pictet Emerging Markets Local Currency Debt Fund on pages 11, 28 and 33, respectively:

[2]
With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

The following replaces the “Ivy Apollo Multi-Asset Income Fund — Performance — Average Annual Total Returns — Indexes” table on page 65:

Indexes[1]	1 Year	Life of Class
50% FTSE All-World High Dividend Yield Index + 50% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	13.09%	12.46%
FTSE All-World High Dividend Yield Index (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) (Life of Class index comparison begins on 10-01-2015)	18.94%	14.94%
50% MSCI World High Dividend Yield Index + 50% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	12.71%	12.13%
MSCI World High Dividend Yield Index (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) (Life of Class index comparison begins on 10-01-2015)	18.14%	14.28%
ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	7.48%	9.84%
Lipper Mixed-Asset Target Allocation Moderate Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on 10-01-2015)	12.75%	9.75%

[1]

Effective immediately, the Fund’s blended benchmark changed from 50% MSCI World High Dividend Yield Index + 50% ICE BofAML US High Yield Index to 50% FTSE All-World High Dividend Yield Index + 50% ICE BofAML US High Yield Index and the MSCI World High Dividend Yield Index component changed to the FTSE All-World High Dividend Yield Index. IICO believes that the blended benchmark of 50% FTSE All-World High Dividend Yield Index + 50% ICE BofAML US High Yield Index and the FTSE All-World High Dividend Yield Index component are more reflective of the types of securities in which the Fund invests than the prior blended benchmark and benchmark component. The prior blended benchmark and benchmark component will be shown in the Fund’s prospectus for a period of one year for comparison purposes.

Ivy Apollo Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 2, 2018, May 11, 2018, May 21, 2018, July 6, 2018 and July 26, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy IG International Small Cap Fund and Ivy Apollo Multi-Asset Income Fund on pages 2, 17, 40, 53 and 57, respectively:

[2]
With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

Ivy California Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 2, 2018, May 11, 2018, May 21, 2018, July 6, 2018 and July 26, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy IG International Small Cap Fund and Ivy Apollo Multi-Asset Income Fund on pages 2, 17, 40, 53 and 57, respectively:

[2]
With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Ivy Pictet Targeted Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 2, 2018, May 11, 2018, May 21, 2018, July 6, 2018 and July 26, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy IG International Small Cap Fund and Ivy Apollo Multi-Asset Income Fund on pages 2, 17, 40, 53 and 57, respectively:

[2]
With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

Ivy IG International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 2, 2018, May 11, 2018, May 21, 2018, July 6, 2018 and July 26, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy IG International Small Cap Fund and Ivy Apollo Multi-Asset Income Fund on pages 2, 17, 40, 53 and 57, respectively:

[2]
With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

Ivy Apollo Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 2, 2018, May 11, 2018, May 21, 2018, July 6, 2018 and July 26, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy IG International Small Cap Fund and Ivy Apollo Multi-Asset Income Fund on pages 2, 17, 40, 53 and 57, respectively:

[2]
With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

The following replaces the “Ivy Apollo Multi-Asset Income Fund — Performance — Average Annual Total Returns — Indexes” table on page 65:

Indexes[1]	1 Year	Life of Class
50% FTSE All-World High Dividend Yield Index + 50% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	13.09%	12.46%
FTSE All-World High Dividend Yield Index (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) (Life of Class index comparison begins on 10-01-2015)	18.94%	14.94%
50% MSCI World High Dividend Yield Index + 50% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	12.71%	12.13%
MSCI World High Dividend Yield Index (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) (Life of Class index comparison begins on 10-01-2015)	18.14%	14.28%
ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	7.48%	9.84%
Lipper Mixed-Asset Target Allocation Moderate Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on 10-01-2015)	12.75%	9.75%

[1]

Effective immediately, the Fund’s blended benchmark changed from 50% MSCI World High Dividend Yield Index + 50% ICE BofAML US High Yield Index to 50% FTSE All-World High Dividend Yield Index + 50% ICE BofAML US High Yield Index and the MSCI World High Dividend Yield Index component changed to the FTSE All-World High Dividend Yield Index. IICO believes that the blended benchmark of 50% FTSE All-World High Dividend Yield Index + 50% ICE BofAML US High Yield Index and the FTSE All-World High Dividend Yield Index component are more reflective of the types of securities in which the Fund invests than the prior blended benchmark and benchmark component. The prior blended benchmark and benchmark component will be shown in the Fund’s prospectus for a period of one year for comparison purposes.

Ivy Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 2, 2018, May 11, 2018, May 21, 2018, July 6, 2018 and July 26, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Corporate Bond Fund, Ivy Government Securities Fund and Ivy Pictet Emerging Markets Local Currency Debt Fund on pages 11, 28 and 33, respectively:

[2]
With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

Ivy Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 2, 2018, May 11, 2018, May 21, 2018, July 6, 2018 and July 26, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Corporate Bond Fund, Ivy Government Securities Fund and Ivy Pictet Emerging Markets Local Currency Debt Fund on pages 11, 28 and 33, respectively:

[2]
With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

Ivy Pictet Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 2, 2018, May 11, 2018, May 21, 2018, July 6, 2018 and July 26, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Corporate Bond Fund, Ivy Government Securities Fund and Ivy Pictet Emerging Markets Local Currency Debt Fund on pages 11, 28 and 33, respectively:

[2]
With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

Ivy Crossover Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 2, 2018, May 11, 2018, May 21, 2018, July 6, 2018 and July 26, 2018

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

Ivy PineBridge High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 2, 2018, May 11, 2018, May 21, 2018, July 6, 2018 and July 26, 2018

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.